Financial Assets at Fair Value Through Profit or Loss - Summary of Gain (Losses) Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Fair Value Movement transferred to profit and loss	$ 16	$ 9
At End of Year	$ 16	$ (9)	$ (56)